Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 11.  Related Party Transactions

On July 22, 2011, we completed the sale and the purchase by an affiliate of Canon, of 37,036,807 common shares of the Company (the “Shares”) at a purchase price of $1.5528 per share, or $57.5 million in the aggregate, pursuant to the Share Subscription Agreement. Canon designated its indirect partially-owned subsidiary, Energy Storage Technology (China) Group Limited, a company organized under the laws of Hong Kong (“Energy Storage”), as the purchaser of the Shares. Immediately after the closing, through Energy Storage, Canon held 53.3% of the 69,452,487 common shares outstanding.

Since the Share Subscription Agreement with Canon was completed on July 22, 2011, they are now considered a related party. As a related party, there were no sales recorded with YTE (an affiliate of Canon) during the three and nine months ended September 30, 2011. There was revenue recognized in July 2011 for YTE, however it was before the Share Subscription Agreement with Canon was completed so is not considered a related party transaction. The accounts receivable balance for YTE as of September 30, 2011 was $0.

17.	RELATED PARTY TRANSACTIONS

In connection with the Share Subscription Agreement with Canon, we entered into a Waiver and Rights Agreement with Al Yousuf LLC on September 20, 2010.  Under the Waiver and Rights Agreement, Al Yousuf LLC has waived its right of first offer with respect to the Share Subscription Agreement. Al Yousuf LLC has also agreed that, with respect to any underwritten demand registration under its pre-existing registration rights agreement with us, to the extent Canon exercises piggyback registration rights under the Investor Rights Agreement and there is an underwriter cutback, Canon and Al Yousuf LLC will participate on a pro rata basis proportionate to their share ownership.

               We have agreed that, following the closing of the share issuance, Al Yousuf LLC will have the right to designate one director until such time as Al Yousuf LLC holds less than 5% of our outstanding common shares on a fully-diluted basis.  During the period we have only nine directors, the director appointed by Al Yousuf LLC will be one of the independent directors and serve as a member of the audit committee of our Board of Directors.

                We have further agreed that, at our next annual shareholder meeting following the closing of the transactions contemplated by the Share Subscription Agreement or if the Board decides to call a special shareholder meeting, at such shareholder meeting, we will propose to amend our articles to increase the size of the Board to no less than eleven directors and to nominate two new directors to the Board, one of whom to be designated by Canon and the other to be an independent director nominated by the Board pursuant our then-existing director nomination practice.  Canon and Al Yousuf LLC have agreed to vote their common shares in favor of such proposal and the election of the two new directors.  Under the Waiver and Rights Agreement, the parties have agreed that, upon closing of the share issuance, the lock up provisions applicable to the shares Al Yousuf LLC acquired from us will terminate.

As part of a 2007 stock purchase by Al Yousuf, LLC, we entered into a Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which we are required to cause a registration statement registering the re-sale of the purchased shares to be effective on the two-year anniversary of closing, to the extent the purchased shares are not at such time eligible for resale without restriction under Rule 144 under the Securities Act of 1933, as amended.  This period was extended to thirty-months pursuant to an amendment dated August 14, 2009 and further amended to permit delay of the filing of such registration statement until May 29, 2010.   A registration statement satisfying this initial registration obligation was declared effective on July 26, 2010.  The Registration Rights agreement also includes demand registration rights that extend until November 29, 2015.

On October 6, 2008, we entered into a Stock Purchase and Settlement Agreement dated as of September 30, 2008 with Al Yousuf, LLC. Pursuant to the agreement, we agreed to issue an aggregate of 2,000,000 common shares to Al Yousuf LLC. Of such shares, 1,470,588 shares were acquired on October 14, 2008 by Al Yousuf LLC at a purchase price of $6.80 per share, for an aggregate purchase price of $10.0 million. The remaining 529,412 shares were issued upon execution of the agreement in exchange for a release by Al Yousuf LLC of all potential claims arising from design concerns related to battery packs delivered to Phoenix Motorcars, Inc. in 2007, our related offer of a warranty replacement and inventory write-off, and any other known claims existing as of the date of the agreement. Under the Purchase Agreement dated November 29, 2007 between us and Al Yousuf LLC, pursuant to which Al Yousuf LLC purchased $40.0 million in common shares, we made certain representations and warranties related to our inventory, warranty reserve and similar matters that were affected by the write-off of battery inventories and warranty offer announced in March 2008.  (Also refer to Note 13).

On April 20, 2008, we executed an Amended and Restated Agreement to recover Short-Swing Profits with Al Yousuf LLC.  Section 16 of the Securities and Exchange Act of 1934 requires directors, officers and 10% beneficial owners of ours to disgorge any short-swing profits realized on a non-exempt purchase and sale of our securities within any six-month period.  Consistent with the terms of the Recovery Agreement, we received payment in the amount of $177,000.

In March 2008, Phoenix Motorcars, Inc. completed a merger, wherein the surviving corporation, Phoenix MC, Inc. became a wholly owned subsidiary of All Electric, LLC (“AELLC”).  On March 19, 2008, Phoenix MC, Inc. announced receipt of their next round of funding provided by Al Yousuf, LLC and The AES Corporation.  These changes resulted in conversion of our 2,500,000 common share investment in Phoenix Motorcars, Inc. to ownership of 2,000 units in AELLC and diluted our ownership percentage in Phoenix to 1.56%.  At December 31, 2008, there was no deferred revenue relating to the unamortized investment.  We have concluded the investment is other-than-temporarily-impaired.  A realized loss of the investment of $88,701 was recognized in December 2008.  The remaining investment of $17,817 was recognized as a loss in March 2009.